Equity-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Equity-Based Compensation
(12)	Equity-Based Compensation

The Company has an equity-based long-term management incentive plan (the “Plan”), the GBT JerseyCo Limited Amended and Restated Management Incentive Plan, originally adopted on June 30, 2014 and most recently amended and restated on December 2, 2021 under which options to purchase a class of GBT shares (referred to as “MIP Shares”) are generally granted to key management employees and certain directors of the Company. As of March 31, 2022, approximately 4.8 million MIP Shares were reserved for issuance under the Plan. Any MIP Shares issued under the Plan (i) will be non-voting; (ii) will entitle the holder thereof to proportionally share profits of the Company in accordance with separate allocation and distribution provisions set forth under the amended and restated shareholders agreement between Amex Coop and Juweel (the “Shareholders Agreement”); and (iii) will entitle the holder thereof to receive dividends declared on MIP Shares issued under the Plan, from time to time in accordance with allocation and distribution provisions set forth in the Shareholders Agreement. As a general matter, neither the options granted nor any MIP Shares issued under the Plan will be entitled to share in any profits or capital of GBT until certain thresholds of distributions to Amex Coop and Juweel have been satisfied. Under the current terms, neither the options granted nor any MIP Shares issued under the Plan will trade or be listed on any stock exchange. As of March 31, 2022, no MIP Shares were issued and outstanding under the Plan.

Under the Plan, the Company grants options to purchase MIP Shares to employees, which generally vest in three to five equal installments on each anniversary of the grant date. The options have a contractual life of ten years from the grant date. There are no performance conditions associated with the vesting of the options. The exercise price of options granted under the plan is 100% of the fair market value of the shares subject to the award, determined as of the date of grant, or such higher amount as the compensation committee may determine in connection with the grant.

The Black Scholes model is used to determine the weighted average fair value of the options. A market and income approach is used to determine the enterprise fair value of the Company. The equity fair value is then allocated to the options. There were no new grants or any forfeitures of the options for the three months ended March 31, 2022.

Total equity-based compensation expense recognized in the Company’s condensed consolidated statements of operations for the three months ended March 31, 2022 and 2021 amount to $3 million and $0, respectively, and is included within general and administrative expense on the condensed consolidated statements of operations. The Company expects compensation expense, related to unvested stock options, of approximately $32 million to be recognized over the remaining weighted average period of 2.7 years.

Upon the closing of Business Combination as discussed in note 1 — Business Description and Basis of Presentation, GBTG adopted the Amended & Restated Global Business Travel Group, Inc. Management Incentive Plan (the “GBTG MIP”) which superseded the existing GBT Management Incentive Plan, as amended and restated, from time to time. Pursuant to the terms of the GBT MIP, all options granted under the GBT MIP that were outstanding at the closing were converted into options to purchase shares of common stock of GBTG (“GBTG MIP Options”) and were treated as if they were originally granted under the GBTG MIP. Generally, the vesting and forfeiture terms of the GBTG MIP Options held by executive officers of GBT continue to be the same as provided under the GBT MIP. All GBT MIP options that were outstanding immediately prior to the closing of the Business Combination, whether vested or unvested, were equitably converted into GBTG’s MIP Options.

(19)	Equity-Based Compensation

The Company has an equity-based long-term management incentive plan (the “Plan”), the GBT JerseyCo Limited Amended and Restated Management Incentive Plan, originally adopted on June 30, 2014 and most recently amended and restated on December 2, 2021 under which options to purchase a class of GBT shares (referred to as “MIP Shares”) are generally granted to key management employees and certain directors of the Company. As of December 31, 2021, approximately 4.8 million MIP Shares were reserved for issuance under the Plan. Any MIP Shares issued under the Plan (i) will be non-voting; (ii) will entitle the holder thereof to proportionally share profits of the Company in accordance with separate allocation and distribution provisions set forth under the amended and restated shareholders agreement between Amex Coop and Juweel (the “Shareholders Agreement”); and (iii) will entitle the holder thereof to receive dividends declared on MIP Shares issued under the Plan, from time to time in accordance with allocation and distribution provisions set forth in the Shareholders Agreement. As a general matter, neither the options granted nor any MIP Shares issued under the Plan will be entitled to share in any profits or capital of GBT until certain thresholds of distributions to Amex Coop and Juweel have been satisfied. Under the current terms, neither the options granted nor any MIP Shares issued under the Plan will trade or be listed on any stock exchange. As of December 31, 2021, no MIP Shares were issued and outstanding under the Plan.

Under the Plan, the Company grants options to purchase MIP Shares to employees, which generally vest in three to five equal installments on each anniversary of the grant date. The options have a contractual life of ten years from the grant date. There are no performance conditions associated with the vesting of the options. The exercise price of options granted under the plan is 100% of the fair market value of the shares subject to the award, determined as of the date of grant, or such higher amount as the compensation committee may determine in connection with the grant.

The Black Scholes model is used to determine the weighted average fair value of the options. A market and income approach is used to determine the enterprise fair value of the Company. The equity fair value is then allocated to the options. The table below presents the activity of the Company’s options granted under the Plan for the year ended December 31, 2021:

		Weighted	Weighted average
	Number of	average exercise	remaining	Aggregate intrinsic
	options	price per share	contractual term	value (in $ millions)
Balance as of December 31, 2020	2,994,600	$58.30
Granted	1,272,515	$87.85
Forfeited	(52,267)	$68.26
Exercised(1)	(41,400)	$55.49
Balance as of December 31, 2021	4,173,448	$67.22
Exercisable as of December 31, 2021	2,624,873	$55.93	4.8 years	84
Expected to vest as of December 31, 2021	1,548,575		9.5 years	3
(1)	During the year ended December 31, 2021, 41,400 vested MIP Options were exercised and net settled in cash for $1 million.

The key assumptions used in the valuation of the options granted in 2021 and 2019 are presented in the table below. There were no options granted in 2020.

Assumption	2021	2019
Annual risk-free interest rate	1.15%	1.75%
Equity volatility	29%	25%
Expected average life of options	6 years	2 years
Dividend yield	0%	0%

The annual risk-free interest rate is determined by considering the U.S. treasury yield risk-free interest rate that corresponds with the expected term of the award. The expected volatility has been determined by taking the average historical volatility of a group of comparable publicly traded companies over a period equal to the expected term of the awards. The expected term is based on the average period the stock- based awards are expected to remain outstanding. Dividend yield of zero was determined as the Company currently does not pay any dividend.

Total equity-based compensation expense recognized in the Company’s consolidated statements of operations for the years ended December 31, 2021, 2020 and 2019 amount to $3 million, $3 million and $6 million, respectively, and is included within general and administrative expense on the consolidated statements of operations. The Company expects compensation expense, related to unvested stock options, of approximately $35 million to be recognized over the remaining weighted average period of 3 years.